Dividends	6 Months Ended
Jun. 30, 2024
Dividends [Abstract]
Dividends

9.Dividends
The Board has declared a quarterly interim dividend for Q2 2024 of £0.3696 per Unilever PLC ordinary share or €0.4396 per Unilever PLC ordinary share at the applicable exchange rate issued by WM/Reuters on 23 July 2024.
The following amounts will be paid in respect of this quarterly interim dividend on the relevant payment date:

Per Unilever PLC ordinary share (traded on the London Stock Exchange):	£0.3696
Per Unilever PLC ordinary share (traded on Euronext in Amsterdam):	€0.4396
Per Unilever PLC American Depositary Receipt:	US$0.4773
The euro and US dollar amounts above have been determined using the applicable exchange rates issued by WM/Reuters on 23 July 2024.
US dollar cheques for the quarterly interim dividend will be mailed on 6 September 2024 to holders of record at the close of business on 9 August 2024.
The quarterly dividend calendar for the remainder of 2024 will be as follows:

	Announcement Date	Ex-Dividend Date	Record Date	Payment Date
Q2 2024 Dividend	25 July 2024	08 August 2024	09 August 2024	06 September 2024
Q3 2024 Dividend	24 October 2024	07 November 2024	08 November 2024	06 December 2024